EXPLORATION AND EVALUATION EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries
EXPLORATION AND EVALUATION EXPENSES (note)	$ 15,108	$ 16,302
Camino Rojo
Subsidiaries
EXPLORATION AND EVALUATION EXPENSES (note)	9,908	12,658
Cerro Quema
Subsidiaries
EXPLORATION AND EVALUATION EXPENSES (note)	4,771	3,465
Monitor Gold Corporation
Subsidiaries
EXPLORATION AND EVALUATION EXPENSES (note)	366	136
Other.
Subsidiaries
EXPLORATION AND EVALUATION EXPENSES (note)	$ 63	$ 43